Restatement of Previously Issued Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Apr. 12, 2021
Condensed Financial Information Disclosure [Abstract]
Warrants issued		225,000
Net tangible assets	$ 5,000,001